Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
	2020	2019	2018
Noninterest Income
In-scope of Topic 606:
Service charges	$5,288	$6,395	$5,208
ATM/Interchange fees	4,472	4,056	2,794
Wealth management fees	3,981	3,670	3,669
Tax refund processing fees	2,375	2,750	2,750
Other	831	911	892
Noninterest Income (in-scope of Topic 606)	16,947	17,782	15,313
Noninterest Income (out-of-scope of Topic 606)	11,235	4,661	2,818
Total Noninterest Income	$28,182	$22,443	$18,131